Financial instruments by category	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments by category
27.	Financial instruments by category
At the end of the reporting period, the Group’s financial assets and liabilities were classified at amortised cost.